Vanguard® California Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (101.2%)
California (101.2%)
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/51	300	85
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/53	200	49
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/53	300	77
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/37	0.000%	10/1/51	50	29
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	100	59
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	100	59
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	125	71
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/32	60	46
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	150	154
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/26	10	11
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/29	55	62
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/31	145	169
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/32	50	59
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/34	10	12
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/45	30	33
	Alameda Oakland Unified School District GO	5.000%	8/1/28	60	62
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	50	56
[4]	Anaheim Housing & Public Improvements Authority Water Revenue (Water System Project) VRDO	3.450%	9/3/24	200	200
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/25	175	170
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/27	55	51
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/28	100	90
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/31	135	110
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/32	120	94
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project), ETM	0.000%	9/1/36	250	171
	Antelope Valley Community College District GO	3.000%	8/1/50	30	24
[1]	Azusa Unified School District GO	4.000%	8/1/30	25	26
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/25	85	86
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/26	35	36
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/27	100	107
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/27	100	107
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	55	60
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/29	85	95
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	50	51
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/32	85	83
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	155	158
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	155	158
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/33	100	118
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	40	38
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/36	40	48
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	180	182
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	20	20
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/42	200	201
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/43	15	17
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/44	100	111
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/45	300	330
	Bay Area Toll Authority Highway Revenue	3.500%	4/1/47	115	105
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	150	149
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	255	200
	Bay Area Toll Authority Highway Revenue	5.250%	4/1/54	85	95
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	100	68
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/56	95	93
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	140	139
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	330	327
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	45	45
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	50	47

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Bay Area Toll Authority Highway Revenue VRDO	3.850%	9/3/24	1,000	1,000
[4]	Bay Area Toll Authority Highway Revenue VRDO	3.850%	9/3/24	440	440
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/24	820	821
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/27	95	101
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/29	60	67
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/29	25	28
	Berkeley CA GO	3.250%	9/1/45	165	146
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	30	23
	Beverly Hills Unified School District CA GO	0.000%	8/1/34	30	21
	Beverly Hills Unified School District CA GO	0.000%	8/1/37	150	88
	Beverly Hills Unified School District CA GO	0.000%	8/1/39	20	11
	Burbank CA Electric Power & Light Revenue	5.000%	6/1/48	125	136
	California Department of Water Resources Water Revenue	5.000%	12/1/24	110	111
	California Department of Water Resources Water Revenue	5.000%	12/1/24	220	221
	California Department of Water Resources Water Revenue	5.000%	12/1/26	115	122
	California Department of Water Resources Water Revenue	5.000%	12/1/26	85	90
	California Department of Water Resources Water Revenue	5.000%	12/1/26	15	16
	California Department of Water Resources Water Revenue	5.000%	12/1/27	70	76
	California Department of Water Resources Water Revenue	5.000%	12/1/27	55	60
	California Department of Water Resources Water Revenue	5.000%	12/1/28	100	105
	California Department of Water Resources Water Revenue	5.000%	12/1/28	35	39
	California Department of Water Resources Water Revenue	5.000%	12/1/28	75	83
	California Department of Water Resources Water Revenue	5.000%	12/1/29	50	53
	California Department of Water Resources Water Revenue	5.000%	12/1/30	75	84
	California Department of Water Resources Water Revenue	5.000%	12/1/31	50	56
	California Department of Water Resources Water Revenue	5.000%	12/1/32	35	40
	California Department of Water Resources Water Revenue	5.000%	12/1/32	25	28
	California Department of Water Resources Water Revenue	5.000%	12/1/32	125	134
	California Department of Water Resources Water Revenue	5.000%	12/1/33	110	122
	California Department of Water Resources Water Revenue	5.000%	12/1/34	145	165
	California Department of Water Resources Water Revenue	4.000%	12/1/35	180	183
	California Department of Water Resources Water Revenue	5.000%	12/1/35	140	159
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/29	20	23
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/29	10	11
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/30	20	23
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/31	140	164
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/33	70	81
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/34	10	12
	California Department of Water Resources Water Revenue (Central Valley Project)	4.000%	12/1/35	35	37
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/35	15	18
	California Department of Water Resources Water Revenue (Central Valley Revenue)	5.000%	12/1/33	50	59
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	20	20
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	75	75
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	50	50
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/33	255	306
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/39	275	278
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	70	89
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	100	103
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	130	161
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/43	10	10
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/44	150	154
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	275	341
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	200	248
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/48	210	219
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	400	496
	California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	50	33
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	235	291
	California Educational Facilities Authority College & University Revenue	5.500%	10/1/53	10	11
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	9/1/25	15	15
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/26	20	21
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/26	40	42
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County - Mead Valley Wellness Village Project)	5.250%	11/1/49	100	113
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County - Mead Valley Wellness Village Project)	5.250%	11/1/49	90	95
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County - Mead Valley Wellness Village Project)	5.500%	11/1/59	200	229
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County - Mead Valley Wellness Village Project)	5.500%	11/1/59	100	106

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/54	80	90
	California GO	5.000%	9/1/24	75	75
	California GO	5.000%	9/1/24	75	75
	California GO	5.000%	9/1/24	10	10
	California GO	4.000%	10/1/24	150	150
	California GO	5.000%	10/1/24	20	20
	California GO	5.000%	10/1/24	15	15
	California GO	5.000%	11/1/24	100	100
	California GO	5.000%	11/1/24	250	251
	California GO	5.000%	11/1/24	25	25
	California GO	5.000%	3/1/25	5	5
	California GO	5.000%	3/1/25	55	56
	California GO	5.000%	4/1/25	180	183
	California GO	5.000%	4/1/25	270	274
	California GO	5.000%	8/1/25	80	82
	California GO	5.000%	8/1/25	20	20
	California GO	5.000%	8/1/25	110	112
	California GO	5.000%	9/1/25	25	26
	California GO	5.000%	9/1/25	70	72
	California GO	5.000%	9/1/25	45	46
	California GO	5.000%	9/1/25	555	568
	California GO	5.000%	9/1/25	425	435
	California GO	5.000%	10/1/25	75	77
	California GO	5.000%	10/1/25	170	174
	California GO	4.000%	11/1/25	15	15
	California GO	5.000%	11/1/25	165	170
	California GO	3.000%	3/1/26	100	100
	California GO	4.000%	3/1/26	45	46
	California GO	5.000%	4/1/26	10	10
	California GO	5.000%	4/1/26	10	10
	California GO	5.000%	8/1/26	275	287
	California GO	5.000%	8/1/26	25	26
[5]	California GO	5.000%	8/1/26	250	261
	California GO	5.000%	9/1/26	15	16
	California GO	5.000%	9/1/26	15	16
	California GO	5.000%	9/1/26	145	152
	California GO	5.000%	10/1/26	80	84
	California GO	5.000%	10/1/26	120	126
	California GO	5.000%	10/1/26	95	99
	California GO	5.000%	11/1/26	45	47
	California GO	5.000%	12/1/26	345	364
[6]	California GO	5.000%	2/1/27	200	212
	California GO	3.000%	3/1/27	10	10
	California GO	4.000%	3/1/27	100	104
	California GO	5.000%	4/1/27	55	58
	California GO	5.000%	4/1/27	130	138
	California GO	5.000%	4/1/27	40	42
	California GO	3.500%	8/1/27	30	31
	California GO	5.000%	8/1/27	290	304
	California GO	5.000%	8/1/27	60	64
	California GO	5.000%	8/1/27	145	155
[5]	California GO	5.000%	8/1/27	250	267
	California GO	4.000%	9/1/27	25	26
	California GO	5.000%	9/1/27	15	16
	California GO	5.000%	9/1/27	60	64
	California GO	5.000%	9/1/27	15	16
	California GO	5.000%	9/1/27	15	16
	California GO	4.000%	10/1/27	80	84
	California GO	5.000%	10/1/27	40	43
	California GO	5.000%	10/1/27	125	130
	California GO	5.000%	10/1/27	50	54
	California GO	5.000%	10/1/27	270	290
	California GO	5.000%	11/1/27	95	102
	California GO	5.000%	11/1/27	65	70
	California GO	5.000%	11/1/27	55	59
	California GO	5.000%	11/1/27	50	54
	California GO	5.000%	11/1/27	70	75
	California GO	5.000%	11/1/27	35	38
	California GO	5.000%	12/1/27	240	259

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	3.000%	3/1/28	35	35
	California GO	4.000%	3/1/28	55	58
	California GO	5.000%	4/1/28	265	288
	California GO	5.000%	4/1/28	10	11
	California GO	5.000%	8/1/28	30	31
	California GO	5.000%	8/1/28	15	16
	California GO	5.000%	8/1/28	90	98
	California GO	4.000%	9/1/28	10	10
	California GO	4.000%	9/1/28	75	79
	California GO	5.000%	9/1/28	75	78
	California GO	5.000%	9/1/28	25	26
	California GO	5.000%	9/1/28	100	109
	California GO	5.000%	9/1/28	30	33
	California GO	5.000%	9/1/28	100	109
	California GO	3.250%	10/1/28	25	25
	California GO	5.000%	10/1/28	465	510
	California GO	5.000%	10/1/28	25	27
	California GO	5.000%	10/1/28	145	159
	California GO	5.000%	10/1/28	30	33
	California GO	5.000%	11/1/28	105	113
	California GO	5.000%	11/1/28	90	99
	California GO	5.000%	11/1/28	445	489
	California GO	5.000%	11/1/28	10	11
	California GO	5.000%	12/1/28	10	11
	California GO	3.000%	3/1/29	120	120
	California GO	5.000%	3/1/29	175	193
	California GO	5.000%	4/1/29	40	44
	California GO	5.000%	4/1/29	95	105
	California GO	5.000%	4/1/29	145	161
	California GO	3.000%	8/1/29	55	55
	California GO	5.000%	8/1/29	20	21
	California GO	5.000%	8/1/29	20	21
	California GO	5.000%	8/1/29	155	158
	California GO	5.000%	8/1/29	30	31
	California GO	5.000%	8/1/29	35	37
[5]	California GO	5.000%	8/1/29	225	251
	California GO	3.000%	9/1/29	95	95
	California GO	4.000%	9/1/29	370	395
	California GO	5.000%	9/1/29	30	31
	California GO	5.000%	9/1/29	20	21
	California GO	5.000%	9/1/29	210	234
	California GO	5.000%	9/1/29	255	285
	California GO	5.000%	9/1/29	20	22
	California GO	5.000%	9/1/29	60	67
	California GO	5.000%	10/1/29	25	28
	California GO	5.000%	10/1/29	15	17
	California GO	5.000%	10/1/29	45	50
	California GO	5.000%	10/1/29	40	45
	California GO	4.000%	11/1/29	10	11
	California GO	5.000%	11/1/29	35	39
	California GO	5.000%	11/1/29	25	27
	California GO	5.000%	11/1/29	10	11
	California GO	5.000%	11/1/29	20	22
	California GO	5.000%	12/1/29	65	73
	California GO	5.000%	3/1/30	250	281
	California GO	5.000%	4/1/30	15	17
	California GO	5.000%	4/1/30	10	11
	California GO	5.000%	8/1/30	10	10
	California GO	5.000%	8/1/30	165	175
	California GO	5.000%	8/1/30	65	68
	California GO	5.000%	9/1/30	140	158
	California GO	5.000%	9/1/30	155	175
	California GO	5.000%	10/1/30	110	122
	California GO	5.000%	10/1/30	125	142
	California GO	5.000%	10/1/30	135	153
	California GO	4.000%	11/1/30	50	54
	California GO	5.000%	11/1/30	150	170
	California GO	5.000%	11/1/30	100	113
	California GO	5.000%	12/1/30	195	221
	California GO	5.000%	3/1/31	255	285

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	3/1/31	20	23
	California GO	5.000%	4/1/31	185	211
	California GO	5.000%	4/1/31	70	80
	California GO	5.000%	8/1/31	30	30
	California GO	5.000%	8/1/31	15	15
	California GO	4.000%	9/1/31	85	87
	California GO	5.000%	9/1/31	70	73
	California GO	5.000%	9/1/31	30	34
	California GO	5.000%	10/1/31	55	61
	California GO	5.000%	10/1/31	195	224
	California GO	5.000%	10/1/31	150	172
	California GO	5.000%	11/1/31	150	169
	California GO	5.000%	11/1/31	165	179
	California GO	5.000%	11/1/31	35	40
	California GO	5.000%	12/1/31	25	29
	California GO	5.000%	4/1/32	10	11
	California GO	5.000%	4/1/32	65	75
	California GO	5.000%	8/1/32	10	10
[5]	California GO	5.000%	8/1/32	200	232
[1]	California GO	5.250%	8/1/32	455	528
	California GO	2.500%	9/1/32	15	14
	California GO	4.000%	9/1/32	10	10
	California GO	4.000%	9/1/32	10	10
	California GO	4.000%	9/1/32	20	20
	California GO	5.000%	9/1/32	90	94
	California GO	5.000%	9/1/32	10	10
	California GO	5.000%	9/1/32	25	29
	California GO	5.000%	9/1/32	50	58
	California GO	5.000%	9/1/32	135	157
	California GO	5.000%	10/1/32	125	138
	California GO	5.000%	10/1/32	130	151
	California GO	5.000%	11/1/32	220	238
	California GO	5.000%	11/1/32	210	236
	California GO	5.000%	11/1/32	55	62
	California GO	5.000%	12/1/32	210	217
	California GO	5.000%	3/1/33	50	56
	California GO	5.000%	4/1/33	155	169
	California GO	5.000%	4/1/33	200	230
	California GO	3.500%	8/1/33	15	15
	California GO	5.000%	8/1/33	55	56
	California GO	5.000%	8/1/33	200	211
	California GO	5.000%	8/1/33	60	62
[5]	California GO	5.000%	8/1/33	165	193
	California GO	5.000%	9/1/33	65	76
	California GO	5.000%	9/1/33	250	293
	California GO	5.000%	9/1/33	10	12
	California GO	3.000%	10/1/33	30	29
	California GO	4.000%	10/1/33	370	396
	California GO	5.000%	10/1/33	75	75
	California GO	5.000%	10/1/33	70	81
	California GO	5.000%	10/1/33	25	29
	California GO	5.000%	8/1/34	95	98
	California GO	4.000%	9/1/34	65	66
	California GO	4.000%	9/1/34	10	10
	California GO	5.000%	9/1/34	50	52
	California GO	5.000%	9/1/34	180	210
	California GO	5.000%	9/1/34	225	266
	California GO	5.000%	9/1/34	185	219
	California GO	3.000%	10/1/34	165	158
	California GO	4.000%	10/1/34	130	136
	California GO	4.000%	10/1/34	225	240
	California GO	5.000%	12/1/34	70	78
	California GO	5.000%	3/1/35	200	221
	California GO	5.000%	4/1/35	400	434
	California GO	5.000%	4/1/35	30	34
	California GO	5.000%	4/1/35	275	296
	California GO	3.500%	8/1/35	25	25
	California GO	4.000%	8/1/35	50	51
	California GO	5.000%	8/1/35	50	52
	California GO	5.000%	8/1/35	30	32

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	3.000%	9/1/35	50	47
	California GO	4.000%	9/1/35	20	20
	California GO	4.000%	9/1/35	50	51
	California GO	5.000%	9/1/35	80	83
	California GO	5.000%	9/1/35	10	11
	California GO	3.000%	10/1/35	25	24
	California GO	5.000%	10/1/35	15	17
	California GO	4.000%	11/1/35	200	204
	California GO	4.000%	11/1/35	100	105
	California GO	5.000%	12/1/35	15	17
	California GO	4.000%	3/1/36	200	208
	California GO	5.000%	4/1/36	100	108
[5]	California GO	4.000%	8/1/36	300	319
	California GO	4.000%	9/1/36	105	106
	California GO	5.000%	9/1/36	275	284
	California GO	5.000%	9/1/36	235	268
	California GO	5.000%	9/1/36	10	10
	California GO	5.000%	9/1/36	100	116
	California GO	3.000%	10/1/36	15	14
	California GO	4.000%	10/1/36	30	31
	California GO	5.000%	10/1/36	455	522
	California GO	4.000%	11/1/36	10	10
	California GO	5.000%	11/1/36	25	27
	California GO	5.000%	11/1/36	30	33
	California GO	5.000%	12/1/36	15	17
	California GO	4.000%	3/1/37	160	166
	California GO	4.000%	8/1/37	5	5
[5]	California GO	5.000%	8/1/37	200	233
	California GO	4.000%	9/1/37	200	201
	California GO	5.000%	9/1/37	50	52
	California GO	5.000%	9/1/37	8	9
	California GO	5.000%	9/1/37	100	116
	California GO	3.000%	10/1/37	110	102
	California GO	4.000%	10/1/37	185	191
	California GO	4.000%	10/1/37	20	21
	California GO	5.000%	10/1/37	35	35
	California GO	5.000%	10/1/37	15	17
	California GO	5.000%	11/1/37	75	79
	California GO	5.000%	11/1/37	95	108
[5]	California GO	5.000%	8/1/39	120	139
	California GO	5.000%	9/1/39	100	113
	California GO	5.000%	9/1/39	120	138
	California GO	5.000%	10/1/39	235	235
	California GO	5.000%	10/1/39	130	148
	California GO	5.000%	11/1/39	45	48
	California GO	4.000%	3/1/40	325	332
	California GO	3.000%	11/1/40	10	9
	California GO	5.000%	9/1/41	250	277
	California GO	5.000%	9/1/41	10	11
	California GO	4.000%	10/1/41	175	179
	California GO	5.000%	10/1/41	165	182
	California GO	3.000%	11/1/41	65	57
	California GO	4.000%	4/1/42	60	61
	California GO	5.000%	4/1/42	265	295
	California GO	5.000%	9/1/42	200	223
	California GO	5.000%	10/1/42	225	241
	California GO	5.000%	10/1/42	135	152
	California GO	5.000%	11/1/42	190	213
	California GO	4.000%	2/1/43	120	118
	California GO	4.000%	9/1/43	75	76
	California GO	4.000%	9/1/43	100	102
	California GO	5.000%	9/1/43	160	180
	California GO	5.000%	9/1/43	350	395
	California GO	2.375%	12/1/43	155	114
	California GO	5.000%	12/1/43	110	120
[5]	California GO	4.000%	8/1/44	150	152
[5]	California GO	5.250%	8/1/44	170	197
	California GO	5.000%	9/1/44	100	113
	California GO	5.000%	10/1/44	125	125
	California GO	4.000%	11/1/44	45	44

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	3/1/45	410	414
	California GO	3.250%	4/1/45	120	106
	California GO	4.000%	8/1/45	155	152
	California GO	4.000%	9/1/45	150	147
	California GO	5.000%	9/1/45	15	15
	California GO	5.000%	10/1/45	135	150
	California GO	5.250%	10/1/45	55	62
	California GO	3.000%	3/1/46	115	96
	California GO	4.000%	3/1/46	50	50
	California GO	5.000%	8/1/46	50	51
	California GO	3.000%	9/1/46	220	183
	California GO	5.000%	9/1/46	20	21
	California GO	2.375%	10/1/46	50	35
	California GO	3.000%	12/1/46	40	33
	California GO	5.000%	4/1/47	10	11
	California GO	4.000%	9/1/47	190	191
	California GO	4.000%	11/1/47	15	15
	California GO	5.000%	9/1/48	250	278
	California GO	5.000%	4/1/49	25	26
[5]	California GO	4.000%	8/1/49	900	901
[5]	California GO	5.500%	8/1/49	175	204
	California GO	3.000%	10/1/49	35	29
	California GO	2.500%	3/1/50	230	157
	California GO	3.000%	3/1/50	50	41
	California GO	4.000%	10/1/50	150	150
	California GO	3.000%	11/1/50	335	271
	California GO	5.000%	9/1/53	250	276
	California GO	5.250%	9/1/53	85	95
[5]	California GO	4.000%	8/1/54	265	265
[5]	California GO	5.250%	8/1/54	80	91
[5]	California GO	5.500%	8/1/54	60	69
[4]	California GO VRDO	3.500%	9/3/24	320	320
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/42	15	16
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/47	250	262
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/26	80	84
[7]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	155	167
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	255	277
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	255	277
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/47	95	106
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/52	20	22
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/44	100	107
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	4.000%	10/1/26	135	139
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	6/1/28	20	22
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/45	350	343
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	90	93
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/26	100	106
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/26	25	26
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/28	15	16
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/28	25	26
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/30	60	65
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/32	40	43
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/33	35	41
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/34	80	94
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/35	15	18
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/36	20	23
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/47	20	20
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/48	50	50
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/43	140	144
	California Municipal Finance Authority College & University Revenue	4.000%	6/1/47	100	97
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/53	15	16
	California Municipal Finance Authority College & University Revenue	5.000%	9/1/54	165	180
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	25	26
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	15	16
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	15	16
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/43	740	781
[8]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	25	19
[8]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	255	192
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	650	191
	California State Public Works Board Intergovernmental Agreement Revenue	5.000%	11/1/28	100	110

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Intergovernmental Agreement Revenue	5.000%	10/1/39	15	15
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/24	105	105
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/24	75	75
California State Public Works Board Lease (Abatement) Revenue	5.000%	11/1/24	50	50
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	10	10
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	35	36
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	30	31
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/25	100	100
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	40	42
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	60	63
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/27	185	199
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	25	27
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	80	87
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	175	196
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	90	102
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	425	482
California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/31	10	11
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	90	103
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/31	220	221
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	75	86
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	100	114
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	45	51
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	45	51
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/36	200	233
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	140	157
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/38	125	145
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/42	25	28
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/42	35	36
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/43	200	226
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/44	75	84
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/44	120	121
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/45	225	252
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/24	120	120
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/24	40	40
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/25	100	102
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	15	15
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/25	35	36
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	610	642
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/27	10	11
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/28	100	109
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/29	130	145
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/29	25	28
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/29	25	26
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/30	25	28
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/30	15	16
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/30	140	159
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/31	40	41
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	100	101
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/31	170	188
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/31	10	10
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	50	51
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	65	66
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/33	30	30
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/33	65	76
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	20	21
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/35	190	220
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/35	210	241
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/36	25	29
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/37	25	29
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.500%	11/1/43	265	279
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/44	240	257
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/45	255	285
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/46	90	91
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/47	135	149
California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/26	15	16
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	55	56
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	20	21
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/34	100	113
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/35	15	16
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	25	26

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/41	100	102
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/46	110	111
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/46	675	738
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	5.000%	11/1/46	190	208
	California State University College & University Revenue	5.000%	11/1/26	135	141
	California State University College & University Revenue	5.000%	11/1/27	145	149
	California State University College & University Revenue	5.000%	11/1/27	115	123
	California State University College & University Revenue	5.000%	11/1/27	345	360
	California State University College & University Revenue	5.000%	11/1/28	140	146
	California State University College & University Revenue	5.000%	11/1/28	40	43
	California State University College & University Revenue	5.000%	11/1/29	75	80
	California State University College & University Revenue	5.000%	11/1/29	230	239
	California State University College & University Revenue	5.000%	11/1/30	525	544
	California State University College & University Revenue	5.000%	11/1/30	205	210
	California State University College & University Revenue	5.000%	11/1/31	95	97
	California State University College & University Revenue	5.000%	11/1/32	70	72
	California State University College & University Revenue	5.000%	11/1/32	120	124
	California State University College & University Revenue	5.000%	11/1/33	20	21
	California State University College & University Revenue	5.000%	11/1/33	15	16
	California State University College & University Revenue	5.000%	11/1/33	15	15
	California State University College & University Revenue	4.000%	11/1/34	615	623
	California State University College & University Revenue	5.000%	11/1/35	220	239
	California State University College & University Revenue	5.000%	11/1/35	50	60
	California State University College & University Revenue	5.000%	11/1/36	95	98
	California State University College & University Revenue	3.200%	11/1/37	30	29
	California State University College & University Revenue	4.000%	11/1/37	90	90
	California State University College & University Revenue	5.000%	11/1/37	10	10
	California State University College & University Revenue	5.000%	11/1/37	80	84
	California State University College & University Revenue	4.000%	11/1/38	25	25
	California State University College & University Revenue	5.000%	11/1/38	145	148
	California State University College & University Revenue	5.000%	11/1/38	40	43
	California State University College & University Revenue	5.000%	11/1/39	50	59
	California State University College & University Revenue	5.000%	11/1/41	10	10
	California State University College & University Revenue	5.000%	11/1/42	150	157
	California State University College & University Revenue	5.000%	11/1/42	100	115
	California State University College & University Revenue	4.000%	11/1/43	80	80
	California State University College & University Revenue	5.000%	11/1/43	480	488
	California State University College & University Revenue	5.000%	11/1/43	15	16
	California State University College & University Revenue	4.000%	11/1/45	250	249
	California State University College & University Revenue	5.000%	11/1/45	150	154
	California State University College & University Revenue	3.000%	11/1/46	15	13
	California State University College & University Revenue	5.000%	11/1/47	90	94
	California State University College & University Revenue	5.000%	11/1/47	65	66
	California State University College & University Revenue	5.250%	11/1/48	50	57
	California State University College & University Revenue	5.000%	11/1/49	230	245
	California State University College & University Revenue	5.500%	11/1/49	100	117
	California State University College & University Revenue	5.250%	11/1/53	110	124
	California State University College & University Revenue	4.000%	11/1/55	590	589
	California State University College & University Revenue	5.500%	11/1/55	100	116
	California State University College & University Revenue PUT	3.125%	11/1/26	70	70
	California State University College & University Revenue, Prere.	5.000%	11/1/24	80	80
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	2/15/26	105	107
[8]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/46	20	20
[9]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	4.200%	9/3/24	600	600
	Campbell Union School District GO	0.000%	8/1/40	100	56
[1]	Centinela Valley Union High School District GO	3.000%	8/1/44	15	12
[1]	Centinela Valley Union High School District GO	4.000%	8/1/50	75	73
	Cerritos Community College District GO	3.000%	8/1/44	50	43
	Chabot-Las Positas Community College District GO	5.000%	8/1/25	15	15
	Chabot-Las Positas Community College District GO	4.000%	8/1/33	75	76
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	150	152
	Chabot-Las Positas Community College District GO	4.000%	8/1/37	95	96
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	60	59
	Chaffey Community College District GO	4.000%	6/1/43	35	35
	Chaffey Community College District GO	5.000%	6/1/48	215	226
	Chaffey Joint Union High School District GO	0.000%	8/1/40	200	104
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	80	81
	Chino Valley Unified School District GO	0.000%	8/1/40	100	53
	Chino Valley Unified School District GO	4.000%	8/1/45	165	167
	Chino Valley Unified School District GO	0.000%	8/1/47	150	54

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chino Valley Unified School District GO	0.000%	8/1/48	250	85
	Chino Valley Unified School District GO	4.000%	8/1/55	130	129
	Chino Valley Unified School District GO	5.000%	8/1/55	180	192
	Citrus Community College District GO	5.000%	8/1/49	100	112
[3]	Clovis Unified School District GO	0.000%	8/1/29	70	61
	Clovis Unified School District GO	4.000%	8/1/48	150	149
	Coast Community College District GO	3.000%	8/1/39	45	41
	Coast Community College District GO	0.000%	8/1/41	100	51
	Coast Community College District GO	0.000%	8/1/42	95	46
	Coast Community College District GO, Prere.	4.000%	8/15/25	35	36
	Coast Community College District GO, Prere.	5.000%	8/15/25	115	118
[8]	Compton CA Unified School District GO	4.000%	6/1/49	95	94
	Concord CA COP	2.125%	4/1/41	20	15
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/31	15	17
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/32	20	22
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/33	35	38
	Corona-Norco Unified School District GO	4.000%	8/1/43	50	50
	Corona-Norco Unified School District GO	3.000%	8/1/44	20	17
	Corona-Norco Unified School District GO	4.000%	8/1/44	25	25
	Corona-Norco Unified School District GO	4.000%	8/1/49	325	323
	Corona-Norco Unified School District GO, Prere.	5.000%	8/1/25	30	31
	Corona-Norco Unified School District GO, Prere.	5.000%	8/1/25	20	20
[2]	Cypress School District GO, 8.125% coupon rate effective 8/1/31	0.000%	8/1/50	200	188
	Desert Community College District GO	4.000%	8/1/39	100	101
	Desert Community College District GO	4.000%	8/1/51	200	197
	Desert Community College District GO. Prere.	5.000%	2/1/26	100	104
	Desert Sands Unified School District GO	4.000%	8/1/44	30	30
	Downey Unified School District GO	4.000%	8/1/52	50	49
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	115	117
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	100	107
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	25	25
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	15	16
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	215	218
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	210	224
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	25	29
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	210	223
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	10	12
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/32	110	117
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	20	21
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	65	69
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	150	152
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/43	10	11
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	30	30
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	50	50
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/49	50	56
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/54	50	56
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/35	80	81
	Eastern Municipal Water District Water Revenue	5.000%	7/1/42	60	62
	Eastern Municipal Water District Water Revenue	5.000%	7/1/45	50	51
	El Camino Community College District Foundation GO	0.000%	8/1/38	175	106
	El Monte Union High School District GO	0.000%	6/1/44	200	84
	El Monte Union High School District GO	0.000%	6/1/46	100	38
	El Monte Union High School District GO	4.000%	6/1/46	275	273
[8]	Elk Grove Unified School District COP	3.125%	2/1/40	95	84
[1]	Folsom Cordova Unified School District GO	4.000%	10/1/44	130	130
[6]	Foothill-De Anza Community College District GO	0.000%	8/1/36	100	69
	Foothill-De Anza Community College District GO	3.000%	8/1/40	145	132
	Foothill-De Anza Community College District GO	4.000%	8/1/40	60	60
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	350	345
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	195	190
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	430	418
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/53	45	42
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	200	193
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/27	250	236
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	20	18
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/29	125	112
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/30	80	70
[1]	Fowler Unified School District GO	0.000%	8/1/40	40	22
	Fremont Union High School District GO	4.000%	8/1/46	50	50
	Fresno Unified School District GO	3.000%	8/1/41	125	109

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fresno Unified School District GO	4.000%	8/1/41	255	255
	Fresno Unified School District GO	4.000%	8/1/52	210	207
[8]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	4.000%	4/1/54	400	391
	Glendale CA Community College District GO	4.000%	8/1/46	85	84
	Glendale CA Community College District GO	4.000%	8/1/50	50	49
	Glendale CA Community College District GO, Prere.	5.250%	8/1/27	100	108
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/51	90	99
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/54	100	110
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	15	15
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	110	112
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/27	15	16
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	105	114
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	120	131
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/44	165	175
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	60	59
[8]	Hayward Unified School District GO	5.000%	8/1/44	80	84
[8]	Hayward Unified School District GO	4.000%	8/1/48	125	125
[1]	Hayward Unified School District GO	4.000%	8/1/50	100	99
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/32	125	129
	Imperial Irrigation District Electric System Electric Power & Light Revenue	3.000%	11/1/33	85	82
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/34	130	136
	Imperial Irrigation District Electric System Electric Power & Light Revenue	3.125%	11/1/35	175	168
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/36	155	160
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/37	45	46
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/38	70	72
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/46	110	113
[8]	Indio Finance Authority Lease (Abatement) Revenue	5.250%	11/1/42	25	28
[8]	Indio Finance Authority Lease (Abatement) Revenue	4.500%	11/1/52	50	51
[4]	Irvine CA Special Assessment Revenue VRDO	3.150%	9/3/24	310	310
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/48	25	26
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	4.250%	5/1/53	300	300
[8]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	4.000%	9/1/58	215	210
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/41	80	83
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/46	200	205
	Kern Community College District GO	5.250%	8/1/38	50	58
	Lakeside Union School District/San Diego County	0.000%	8/1/50	10	3
	Livermore Valley CA Joint Unified School District GO	3.000%	8/1/46	80	66
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/46	15	15
	Lodi CA Unified School District GO	3.000%	8/1/43	90	77
	Lodi CA Unified School District GO	3.000%	8/1/46	200	168
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/25	95	97
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/47	25	26
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/49	25	27
[2]	Long Beach Community College District GO, 4.750% Coupon rate effective 8/1/32	0.000%	8/1/49	200	146
	Long Beach Unified School District GO	5.000%	8/1/35	25	26
	Long Beach Unified School District GO	0.000%	8/1/38	100	54
	Long Beach Unified School District GO	3.000%	8/1/47	55	46
	Long Beach Unified School District GO	3.000%	8/1/48	280	230
	Long Beach Unified School District GO	3.000%	8/1/50	25	20
	Long Beach Unified School District GO	4.000%	8/1/50	35	35
	Long Beach Unified School District GO	4.000%	8/1/53	520	515
	Los Angeles CA Community College District GO	5.000%	8/1/26	75	79
	Los Angeles CA Community College District GO	5.000%	8/1/26	135	142
	Los Angeles CA Community College District GO	5.000%	8/1/27	175	189
	Los Angeles CA Community College District GO	5.000%	8/1/27	20	22
	Los Angeles CA Community College District GO	5.000%	8/1/27	110	119
	Los Angeles CA Community College District GO	5.000%	8/1/28	85	94
	Los Angeles CA Community College District GO	5.000%	8/1/29	50	56
	Los Angeles CA Community College District GO	5.000%	8/1/30	150	173
	Los Angeles CA Community College District GO	5.000%	8/1/31	55	64
	Los Angeles CA Community College District GO	5.000%	8/1/33	100	120
	Los Angeles CA Community College District GO	4.000%	8/1/36	10	10
	Los Angeles CA Community College District GO	5.000%	8/1/36	55	57
	Los Angeles CA Community College District GO	4.000%	8/1/38	125	126
	Los Angeles CA Community College District GO	5.000%	8/1/38	100	119
	Los Angeles CA Community College District GO	3.000%	8/1/39	135	125
	Los Angeles CA Solid Waste Resources Resource Recovery Revenue	5.000%	2/1/38	10	12
	Los Angeles CA Unified School District COP	5.000%	10/1/24	150	150
	Los Angeles CA Unified School District COP	5.000%	10/1/25	35	36
	Los Angeles CA Unified School District COP	5.000%	10/1/26	90	95

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Unified School District COP	5.000%	10/1/29	25	28
Los Angeles CA Unified School District COP	5.000%	10/1/31	100	115
Los Angeles CA Unified School District COP	5.000%	10/1/32	250	290
Los Angeles CA Unified School District COP	5.000%	10/1/33	220	258
Los Angeles CA Unified School District COP	5.000%	10/1/35	70	81
Los Angeles CA Unified School District COP	5.000%	10/1/36	260	300
Los Angeles CA Unified School District COP	5.000%	10/1/37	95	109
Los Angeles CA Unified School District COP	5.000%	10/1/38	15	17
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,170	1,195
Los Angeles CA Unified School District GO	5.000%	7/1/25	45	46
Los Angeles CA Unified School District GO	5.000%	7/1/25	55	56
Los Angeles CA Unified School District GO	5.000%	7/1/25	100	102
Los Angeles CA Unified School District GO	5.000%	7/1/25	60	61
Los Angeles CA Unified School District GO	5.000%	7/1/26	585	614
Los Angeles CA Unified School District GO	5.000%	7/1/26	265	278
Los Angeles CA Unified School District GO	5.000%	7/1/26	225	236
Los Angeles CA Unified School District GO	5.000%	7/1/26	300	315
Los Angeles CA Unified School District GO	5.000%	7/1/27	45	47
Los Angeles CA Unified School District GO	5.000%	7/1/27	35	38
Los Angeles CA Unified School District GO	5.000%	7/1/27	20	21
Los Angeles CA Unified School District GO	5.000%	7/1/27	345	371
Los Angeles CA Unified School District GO	5.000%	7/1/27	180	193
Los Angeles CA Unified School District GO	5.000%	7/1/27	40	41
Los Angeles CA Unified School District GO	5.000%	7/1/28	60	65
Los Angeles CA Unified School District GO	5.000%	7/1/28	275	302
Los Angeles CA Unified School District GO	5.000%	7/1/28	55	60
Los Angeles CA Unified School District GO	5.000%	7/1/28	155	162
Los Angeles CA Unified School District GO	5.000%	7/1/28	110	121
Los Angeles CA Unified School District GO	5.000%	7/1/28	135	148
Los Angeles CA Unified School District GO	5.000%	7/1/28	75	82
Los Angeles CA Unified School District GO	5.000%	7/1/28	60	66
Los Angeles CA Unified School District GO	5.000%	7/1/29	25	25
Los Angeles CA Unified School District GO	5.000%	7/1/29	235	264
Los Angeles CA Unified School District GO	5.000%	7/1/29	65	70
Los Angeles CA Unified School District GO	5.000%	7/1/29	100	112
Los Angeles CA Unified School District GO	5.000%	7/1/29	250	281
Los Angeles CA Unified School District GO	5.000%	7/1/29	70	79
Los Angeles CA Unified School District GO	5.000%	7/1/29	25	28
Los Angeles CA Unified School District GO	5.000%	7/1/30	20	22
Los Angeles CA Unified School District GO	5.000%	7/1/30	225	234
Los Angeles CA Unified School District GO	5.000%	7/1/30	115	131
Los Angeles CA Unified School District GO	5.000%	7/1/30	95	109
Los Angeles CA Unified School District GO	5.000%	7/1/30	100	114
Los Angeles CA Unified School District GO	5.000%	7/1/30	170	194
Los Angeles CA Unified School District GO	5.000%	7/1/30	110	126
Los Angeles CA Unified School District GO	3.000%	7/1/31	185	183
Los Angeles CA Unified School District GO	5.000%	7/1/31	25	28
Los Angeles CA Unified School District GO	5.000%	7/1/31	235	273
Los Angeles CA Unified School District GO	3.000%	7/1/32	20	20
Los Angeles CA Unified School District GO	4.000%	7/1/32	70	74
Los Angeles CA Unified School District GO	4.000%	7/1/32	75	80
Los Angeles CA Unified School District GO	5.000%	7/1/32	10	12
Los Angeles CA Unified School District GO	5.000%	7/1/32	865	1,016
Los Angeles CA Unified School District GO	5.000%	7/1/33	40	46
Los Angeles CA Unified School District GO	5.000%	7/1/33	35	37
Los Angeles CA Unified School District GO	5.000%	7/1/33	600	715
Los Angeles CA Unified School District GO	3.000%	1/1/34	20	19
Los Angeles CA Unified School District GO	5.000%	7/1/34	525	634
Los Angeles CA Unified School District GO	3.000%	7/1/35	25	24
Los Angeles CA Unified School District GO	5.000%	7/1/35	100	119
Los Angeles CA Unified School District GO	4.000%	7/1/36	75	79
Los Angeles CA Unified School District GO	5.000%	7/1/37	30	32
Los Angeles CA Unified School District GO	5.000%	7/1/37	10	12
Los Angeles CA Unified School District GO	5.000%	7/1/37	10	12
Los Angeles CA Unified School District GO	3.000%	7/1/38	20	18
Los Angeles CA Unified School District GO	4.000%	7/1/38	180	188
Los Angeles CA Unified School District GO	5.000%	7/1/38	110	127
Los Angeles CA Unified School District GO	4.000%	7/1/39	30	31
Los Angeles CA Unified School District GO	5.000%	7/1/39	175	204
Los Angeles CA Unified School District GO	4.000%	7/1/40	30	31

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Unified School District GO	5.000%	7/1/40	10	10
Los Angeles CA Unified School District GO	5.000%	7/1/41	15	17
Los Angeles CA Unified School District GO	5.000%	7/1/42	10	11
Los Angeles CA Unified School District GO	5.250%	7/1/42	335	355
Los Angeles CA Unified School District GO	5.250%	7/1/42	35	41
Los Angeles CA Unified School District GO	5.250%	7/1/42	5	5
Los Angeles CA Unified School District GO	5.000%	7/1/43	10	11
Los Angeles CA Unified School District GO	4.000%	7/1/44	280	283
Los Angeles CA Unified School District GO	4.000%	7/1/44	20	20
Los Angeles CA Unified School District GO	3.000%	7/1/45	220	185
Los Angeles CA Unified School District GO	2.625%	7/1/46	50	37
Los Angeles CA Unified School District GO	5.250%	7/1/47	75	85
Los Angeles CA Unified School District GO	5.250%	7/1/48	25	29
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	80	84
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	35	37
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/27	120	129
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	15	16
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	25	27
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	20	20
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	60	67
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	20	21
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/30	35	40
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/30	155	165
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	45	52
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	20	21
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	20	23
Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/42	20	20
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/45	395	399
Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/47	430	450
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	10	11
Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/52	130	128
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/49	100	113
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/54	100	112
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	75	79
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/51	10	10
Los Angeles County Facilities Inc. Lease (Abatement) Revenue, Prere.	5.000%	12/1/28	40	44
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/25	75	76
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/25	15	15
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/26	125	131
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/26	70	73
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	70	75
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	25	27
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	160	176
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/28	40	44
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/28	70	77
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	20	23
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/29	45	48
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/29	45	51
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	110	125
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/30	25	27
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/30	10	11
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/30	25	29
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	150	173
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	95	107
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	55	64
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	30	35
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	65	69
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	110	120
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	125	141
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	100	116
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	115	122
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	400	435
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	10	12
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	70	72
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	100	113
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	155	165
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	50	58
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	30	33
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	30	36
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	200	217

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	45	54
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	70	76
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	100	112
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	30	32
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	180	189
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	25	26
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	90	100
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20	21
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	45	47
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	65	70
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	140	148
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	3.500%	6/1/39	10	10
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/39	80	82
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	100	105
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	130	139
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	90	95
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	15	16
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	10	10
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	35	39
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	45	47
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	365	381
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	50	53
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	100	120
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	200	200
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	5	6
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/41	30	33
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/41	100	118
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/42	100	114
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	400	405
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	90	96
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	15	15
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	60	65
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/46	100	100
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/49	100	116
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/50	100	81
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	150	106
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/53	100	99
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/53	100	113
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/53	40	46
	Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	4.000%	8/1/40	120	119
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	60	60
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/33	700	714
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/34	300	306
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	390	397
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	250	254
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	25	27
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	75	82
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	25	28
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	35	36
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	45	51
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	25	28
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	50	51
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	35	39
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	10	11
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	25	29
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	35	37
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	205	227
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	60	68
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	140	154
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	30	34
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	70	77
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	15	15
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	40	44
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	10	10
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	330	360
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	45	50
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	1,000	1,043
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/44	10	11
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/44	80	85

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	200	219
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	725	790
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	15	16
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	25	26
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	10	10
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	85	85
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	930	950
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	110	115
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	295	309
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	65	70
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	35	36
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	30	32
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	70	71
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	95	104
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	45	49
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	15	17
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	65	73
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	35	40
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	60	65
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	95	105
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	100	116
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	55	64
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	25	27
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	40	44
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	105	124
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	40	44
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	10	12
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	25	26
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	125	133
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	100	109
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	35	35
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	50	54
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	310	324
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	25	25
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	355	421
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	75	81
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	100	119
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	60	63
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	30	32
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	120	139
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	35	41
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	70	81
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	60	71
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/37	250	262
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	275	321
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	25	27
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	135	160
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	145	145
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	70	77
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	55	62
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	15	17
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	55	61
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	200	230
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	70	71
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	500	518
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	60	67
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	135	150

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	75	85
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	40	45
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	20	23
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	265	302
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	110	123
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	20	22
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	20	23
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	145	163
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	100	113
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	100	114
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	120	135
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	200	226
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	20	23
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	55	60
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	175	181
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	130	146
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	45	49
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	85	90
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	50	53
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	200	223
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/49	20	21
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	80	86
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	100	112
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	35	38
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	600	647
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	170	184
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	55	60
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	100	111
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/53	90	99
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/53	70	78
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/54	200	221
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	15	16
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	20	21
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	150	164
Los Angeles Department of Water & Power Water System	5.000%	7/1/30	45	46
Los Angeles Department of Water & Power Water System	5.000%	7/1/36	60	70
Los Angeles Department of Water & Power Water System	5.000%	7/1/37	30	35
Los Angeles Department of Water & Power Water System	5.000%	7/1/39	30	34
Los Angeles Department of Water & Power Water System	5.000%	7/1/39	165	193
Los Angeles Department of Water & Power Water System	5.000%	7/1/39	30	35
Los Angeles Department of Water & Power Water System	5.000%	7/1/42	120	138
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	285	295
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	50	52
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/27	55	57
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	20	21
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/30	15	16
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	40	46
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	130	134
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	15	17
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	110	130
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	50	60
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	75	90
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	15	17
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	20	24
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	85	96
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	30	31
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	135	154
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	50	56
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	20	21
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	45	46
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	40	42
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	20	23
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	190	213
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	20	21
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	35	40
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	10	10
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	15	15

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	30	34
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	45	52
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	140	156
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	175	199
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	150	172
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	30	33
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	5	6
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	40	46
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	35	36
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	125	137
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	25	27
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	20	21
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	100	112
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	150	158
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	10	11
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	15	17
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	30	31
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	20	21
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	20	22
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	30	32
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	275	302
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	65	72
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	70	73
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	115	113
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/49	70	78
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/50	15	16
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	15	16
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	10	11
Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/53	240	270
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	240	241
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	335	345
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	95	100
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	235	247
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	150	157
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	120	125
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	90	92
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	35	36
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	45	46
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/36	150	152
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	75	78
Los Angeles Unified School District GO	2.000%	7/1/29	105	98
Los Rios Community College District GO	3.000%	8/1/25	85	85
Magnolia CA School District GO	0.000%	8/1/36	50	31
Marin Community College District GO, Prere.	4.000%	2/15/27	40	42
Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/25	40	40
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	10	10
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	40	41
Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	155	155
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/26	60	63
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/27	40	43
Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/27	35	38
Metropolitan Water District of Southern California Water Revenue	3.000%	7/1/28	50	51
Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	25	28
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/29	90	101
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/29	45	51
Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/31	10	12
Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/31	20	23
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/32	30	36
Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/34	35	42
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/34	10	11
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/35	20	22
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/37	45	49
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	155	173
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	210	227
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	430	477
Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/45	195	210
Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/48	75	84
Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/51	100	109
Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/29	125	135
Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/31	145	163

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	1/1/26	55	57
	Miracosta Community College District GO	4.000%	8/1/45	115	116
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.250%	10/1/48	160	181
	Montebello Unified School District GO	5.000%	8/1/41	15	15
	Montebello Unified School District GO	4.000%	8/1/46	60	59
[1]	Montebello Unified School District GO	5.000%	8/1/50	40	42
[8]	Moreno Valley CA Unified School District GO	3.000%	8/1/50	120	98
	Mount San Antonio Community College District GO	5.000%	8/1/44	175	187
[2]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/28	0.000%	8/1/43	60	60
[8]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/55	105	103
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/26	85	88
[1]	Napa Valley Unified School District GO	4.000%	8/1/44	90	90
	Newport Mesa Unified School District GO	0.000%	8/1/36	100	68
	Newport Mesa Unified School District GO	0.000%	8/1/45	185	75
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/42	60	62
	North Orange County CA Community College District GO	4.000%	8/1/44	110	111
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/30	55	63
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/31	20	23
	Northern California Power Agency Power Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/32	245	288
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/27	20	22
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/27	10	11
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/29	175	198
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/30	15	17
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/30	15	17
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/31	125	146
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/32	215	255
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/34	15	15
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/35	200	242
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/38	150	179
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/39	150	178
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/45	60	65
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/50	80	86
[10]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/38	50	30
	Novato CA Unified School District GO	2.375%	8/1/45	285	203
	Oakland CA GO	4.000%	1/15/39	135	135
	Oakland CA GO	2.500%	1/15/47	200	144
	Oakland CA GO	3.000%	1/15/50	50	41
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	25	26
	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	375	392
[8]	Oakland Unified School District/Alameda County GO	5.000%	8/1/35	35	40
	Oakland Unified School District/Alameda County GO	3.000%	8/1/41	70	59
[8]	Oakland Unified School District/Alameda County GO	4.000%	8/1/46	70	69
[1]	Oakland Unified School District/Alameda County GO	5.250%	8/1/48	250	281
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	50	51
	Ohlone Community College District GO	4.000%	8/1/45	60	59
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/51	120	118
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/25	250	253
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/34	210	230
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/35	10	11
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39	15	16
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/41	10	11
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/37	45	53
	Orange County Water District Water Revenue	4.000%	8/15/41	25	25
	Oxnard Union High School District GO	4.000%	8/1/47	50	50
	Oxnard Union High School District GO, Prere.	5.000%	8/1/26	5	5
	Palomar Community College District GO, Prere.	4.000%	8/1/25	15	15
	Palomar Community College District GO, Prere.	5.000%	8/1/25	20	20
	Pasadena Area Community College District GO	5.000%	8/1/48	320	354
	Pasadena Unified School District GO	3.000%	8/1/36	50	47
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/47	10	11
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/51	10	11
	Peralta Community College District GO	4.000%	8/1/39	35	35
	Peralta Community College District GO	5.250%	8/1/42	65	74
	Peralta Community College District GO	5.500%	8/1/52	165	187
[1]	Perris Union CA High School District GO	4.000%	9/1/43	155	156
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/46	100	39
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/46	50	50
	Poway Unified School District GO	4.000%	8/1/29	50	50
	Poway Unified School District GO	0.000%	8/1/33	300	228
	Poway Unified School District GO	0.000%	8/1/40	200	109

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Poway Unified School District GO	0.000%	8/1/46	175	66
	Poway Unified School District GO	0.000%	8/1/51	500	149
[1]	Rancho Santiago Community College District GO	5.125%	9/1/28	55	61
[1]	Rancho Santiago Community College District GO	5.125%	9/1/29	90	102
	Rio Hondo CA Community College District GO	6.625%	8/1/42	10	13
	Rio Hondo CA Community College District GO	6.850%	8/1/42	100	131
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/42	150	163
[1]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/47	100	101
[1]	River Islands Public Financing Authority Special Tax Revenue	5.250%	9/1/52	250	272
[4,9]	River Islands Public Financing Authority Special Tax Revenue TOB VRDO	4.200%	9/3/24	1,200	1,200
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/36	170	184
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	60	65
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/38	20	22
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/43	5	5
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	90	92
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	280	289
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	35	36
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	10	10
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	275	279
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	150	151
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/46	25	25
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	25	20
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/27	25	27
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/30	115	124
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/31	160	172
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/32	60	64
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/35	15	16
	Riverside County Transportation Commission Sales Tax Revenue	4.000%	6/1/36	200	205
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	165	176
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/38	45	48
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/41	35	36
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/49	150	148
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/54	130	127
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/43	15	16
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	75	78
[6]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	495	558
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	25	26
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	35	36
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/27	10	11
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/27	30	32
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/27	15	16
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	110	121
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	10	11
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	50	55
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/32	25	30
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/36	20	22
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	300	336
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/38	35	39
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	130	141
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/48	35	39
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	5	5
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/54	125	139
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	100	101
	Sacramento Municipal Utility District Power Electric Power & Light Revenue	5.000%	11/15/34	40	48
	Sacramento Municipal Utility District Power Electric Power & Light Revenue	5.000%	8/15/37	35	38
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/30	30	35
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/33	75	90
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/34	10	12
	San Bernardino Community College District GO	5.000%	8/1/49	60	65
	San Bernardino Community College District GO, Prere.	3.000%	8/16/27	60	61
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	125	131
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	75	78
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/24	465	466
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	120	126
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	120	129
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/25	90	93
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	100	104
	San Diego CA Unified School District GO	5.000%	7/1/26	65	68
[1]	San Diego CA Unified School District GO	5.250%	7/1/28	10	11
[1]	San Diego CA Unified School District GO	5.250%	7/1/28	60	66

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego CA Unified School District GO	0.000%	7/1/29	65	57
	San Diego CA Unified School District GO	4.000%	7/1/29	30	31
	San Diego CA Unified School District GO	5.000%	7/1/29	285	298
	San Diego CA Unified School District GO	5.000%	7/1/29	65	73
	San Diego CA Unified School District GO	0.000%	7/1/30	85	73
	San Diego CA Unified School District GO	0.000%	7/1/30	90	76
	San Diego CA Unified School District GO	0.000%	7/1/30	60	51
	San Diego CA Unified School District GO	0.000%	7/1/31	175	143
	San Diego CA Unified School District GO	5.000%	7/1/31	110	128
	San Diego CA Unified School District GO	4.000%	7/1/32	40	41
	San Diego CA Unified School District GO	4.000%	7/1/33	130	140
	San Diego CA Unified School District GO	0.000%	7/1/36	145	98
	San Diego CA Unified School District GO	0.000%	7/1/37	100	65
	San Diego CA Unified School District GO	0.000%	7/1/37	375	222
	San Diego CA Unified School District GO	0.000%	7/1/39	100	54
	San Diego CA Unified School District GO	3.000%	7/1/39	10	9
	San Diego CA Unified School District GO	0.000%	7/1/41	50	27
	San Diego CA Unified School District GO	3.125%	7/1/42	145	129
	San Diego CA Unified School District GO	5.000%	7/1/42	30	34
	San Diego CA Unified School District GO	5.000%	7/1/43	5	6
	San Diego CA Unified School District GO	4.000%	7/1/44	50	50
	San Diego CA Unified School District GO	0.000%	7/1/45	100	44
	San Diego CA Unified School District GO	5.000%	7/1/45	25	25
	San Diego CA Unified School District GO	4.000%	7/1/46	25	25
	San Diego CA Unified School District GO	4.000%	7/1/47	175	175
	San Diego CA Unified School District GO	3.250%	7/1/48	175	152
	San Diego CA Unified School District GO	5.000%	7/1/48	50	56
	San Diego CA Unified School District GO	5.000%	7/1/48	25	28
	San Diego CA Unified School District GO	0.000%	7/1/49	70	25
	San Diego CA Unified School District GO	4.000%	7/1/49	130	129
	San Diego CA Unified School District GO	2.300%	7/1/50	45	29
	San Diego CA Unified School District GO	3.000%	7/1/50	150	122
	San Diego CA Unified School District GO	4.000%	7/1/50	385	385
	San Diego CA Unified School District GO	4.250%	7/1/52	50	51
	San Diego CA Unified School District GO	4.000%	7/1/53	230	229
	San Diego CA Unified School District GO	4.000%	7/1/53	115	114
	San Diego CA Unified School District GO	5.000%	7/1/53	50	55
[2]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/32	0.000%	7/1/42	100	84
[2]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/32	0.000%	7/1/47	100	84
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/40	175	180
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/41	150	153
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/48	20	19
	San Diego Community College District	5.000%	8/1/27	15	16
	San Diego Community College District GO	5.000%	8/1/27	65	68
	San Diego Community College District GO	5.000%	8/1/28	20	21
	San Diego Community College District GO	4.000%	8/1/43	145	150
	San Diego Community College District GO, Prere.	4.000%	8/1/26	345	355
	San Diego Community College District GO, Prere.	5.000%	8/1/26	15	16
	San Diego County CA COP	5.000%	10/1/48	40	44
	San Diego County CA COP	5.000%	10/1/53	210	231
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	90	99
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	15	16
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	10	10
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	90	94
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	100	107
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	30	30
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/46	90	89
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	10	10
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	35	37
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	175	171
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	85	92
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	30	29
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	60	64
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/28	145	159
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/29	30	34
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/32	70	82
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	25	30
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	70	72
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/45	145	158
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	240	246

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/47	235	262
San Diego County Water Authority Water Revenue	5.000%	5/1/25	25	25
San Diego County Water Authority Water Revenue	5.000%	5/1/28	205	224
San Diego County Water Authority Water Revenue	5.000%	5/1/28	100	101
San Diego County Water Authority Water Revenue	5.000%	5/1/30	20	23
San Diego County Water Authority Water Revenue	5.000%	5/1/31	15	17
San Diego County Water Authority Water Revenue	5.000%	5/1/31	95	110
San Diego County Water Authority Water Revenue	5.000%	5/1/32	15	17
San Diego County Water Authority Water Revenue	4.000%	5/1/33	55	60
San Diego County Water Authority Water Revenue	4.000%	5/1/34	40	43
San Diego County Water Authority Water Revenue	4.000%	5/1/35	135	145
San Diego County Water Authority Water Revenue	4.000%	5/1/36	40	43
San Diego County Water Authority Water Revenue	4.000%	5/1/37	75	80
San Diego County Water Authority Water Revenue	4.000%	5/1/38	15	16
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/45	90	90
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	290	320
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/47	25	27
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/49	100	112
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	3.000%	8/1/49	405	336
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	20	22
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/52	85	84
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/54	100	112
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Project)	5.000%	10/15/49	195	217
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Project)	5.000%	10/15/54	380	421
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/46	65	70
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/50	65	64
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.250%	10/15/52	65	73
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/25	15	15
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27	120	125
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/29	400	417
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/34	190	197
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/37	105	108
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/25	40	41
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/26	65	68
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	130	136
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/28	150	157
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/37	75	78
San Dieguito Union High School District GO	4.000%	2/1/40	700	700
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/27	45	46
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/28	40	41
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/30	10	10
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	130	135
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/38	100	92
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/38	75	69
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/39	55	63
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/42	160	160
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/44	150	149
San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/46	70	45
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/47	225	225
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/47	575	596
San Francisco Bay Area Rapid Transit District GO	5.250%	8/1/47	100	114
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	75	62
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	570	467
San Francisco Bay Area Rapid Transit District GO	4.250%	8/1/52	140	141
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/28	55	56
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/32	85	87
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/36	405	410
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/37	330	333
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	90	76
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	5.000%	4/1/28	10	10
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	5.000%	4/1/29	255	261
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	3.000%	4/1/31	75	74
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	3.000%	4/1/32	60	59
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	3.250%	4/1/34	50	48
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/37	575	575
San Francisco CA City & County (Multiple Capital Improvement Project) COP	4.000%	4/1/45	100	101
San Francisco CA City & County GO	5.000%	6/15/25	25	26
San Francisco CA City & County GO	5.000%	6/15/27	30	32
San Francisco CA City & County GO	5.000%	6/15/29	125	141
San Francisco CA City & County GO	5.000%	6/15/30	70	76

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco CA City & County GO	5.000%	6/15/30	35	40
San Francisco CA City & County GO	5.000%	6/15/31	85	99
San Francisco CA City & County GO	5.000%	6/15/31	15	17
San Francisco CA City & County GO	5.000%	6/15/32	45	53
San Francisco CA City & County GO	5.000%	6/15/33	10	12
San Francisco CA City & County GO	5.000%	6/15/35	100	121
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/24	50	50
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	180	183
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/26	25	25
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	20	21
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	85	89
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	80	86
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	65	68
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	105	113
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	195	200
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/31	140	146
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	70	75
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	10	10
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	35	42
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	115	119
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	380	403
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	160	191
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	45	53
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	115	116
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	10	12
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/38	27	32
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	125	125
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/40	40	42
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/41	135	140
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	35	40
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/45	55	60
San Francisco CA Public Utilities Commission Water Revenue	3.000%	11/1/50	75	61
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	25	25
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	250	260
San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/52	40	45
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	10	10
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	65	66
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	220	223
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/26	140	144
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	135	141
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/27	45	48
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/27	90	96
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	40	44
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	70	77
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	60	67
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	60	67
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	60	69
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	130	144
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	55	63
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	125	143
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	50	55
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	205	224
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/38	15	16
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	75	82

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/39	115	125
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/42	50	57
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	50	57
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	195	199
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	415	430
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	235	246
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/48	55	62
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	100	111
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	165	174
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/52	115	113
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	95	103
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/51	150	148
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	5.000%	11/1/53	15	16
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	25	28
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	75	85
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	45	52
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	15	17
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	10	12
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	155	183
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	60	71
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	10	12
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	145	169
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	10	12
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	10	12
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	50	59
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	10	11
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/40	50	58
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/42	50	58
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.250%	10/1/42	50	57
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/43	415	416
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/43	25	26
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/44	205	226
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/46	200	199
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/46	200	218
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/48	85	85
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/49	95	106
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/50	45	45
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/54	305	337
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	125	131
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	35	41
[3]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/41	40	41
	San Francisco Community College District GO	2.250%	6/15/45	10	7
	San Francisco Community College District GO	3.000%	6/15/45	15	12
	San Francisco Community College District GO	4.000%	6/15/45	135	135
[8]	San Francisco Community College District GO	5.250%	6/15/49	750	848
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/26	20	20
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/27	175	182
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/29	265	275
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/31	15	15
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/32	50	50
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/33	205	202
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/46	240	237
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	125	124
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/51	45	47
	San Francisco Unified School District GO	4.000%	6/15/25	290	293
	San Francisco Unified School District GO	5.000%	6/15/30	25	28
	San Francisco Unified School District GO	4.000%	6/15/34	20	20
	San Francisco Unified School District GO	3.500%	6/15/35	15	15
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	130	128

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/26	25	24
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/28	10	9
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	175	135
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/33	40	45
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	115	121
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	15	16
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	1,000	1,005
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/50	225	222
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	280	277
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	15	14
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	35	35
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	10	10
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	10	10
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	10	10
	San Jose CA GO	5.000%	9/1/28	50	55
	San Jose CA GO	5.000%	9/1/31	25	28
	San Jose CA GO	5.000%	9/1/32	125	138
	San Jose CA GO	5.000%	9/1/33	130	144
	San Jose CA GO	5.000%	9/1/34	35	38
	San Jose Evergreen Community College District GO	4.000%	9/1/42	25	26
	San Jose Evergreen Community College District GO	4.000%	9/1/45	85	86
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/47	200	224
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/52	10	11
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	100	102
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	50	52
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	85	91
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/34	215	227
	San Jose Unified School District GO	5.000%	8/1/32	15	15
	San Juan Unified School District GO	4.000%	8/1/29	15	15
	San Juan Unified School District GO	4.000%	8/1/30	65	67
	San Juan Unified School District GO	4.000%	8/1/49	170	168
[8]	San Luis Obispo County Financing Authority Water Revenue	4.000%	9/1/38	50	50
	San Marcos Unified School District GO	0.000%	8/1/51	400	125
[3]	San Mateo County Community College District GO	0.000%	9/1/27	105	97
[3]	San Mateo County Community College District GO	0.000%	9/1/32	25	20
[3]	San Mateo County Community College District GO	0.000%	9/1/36	50	34
	San Mateo County Community College District GO	5.000%	9/1/45	290	308
[4]	San Mateo County Transit District Sales Tax Revenue VRDO	3.750%	9/3/24	190	190
	San Mateo Foster City CA School District GO	4.000%	8/1/48	230	231
[2]	San Mateo Foster City CA School District GO, 6.625% coupon rate effective 8/1/26	0.000%	8/1/42	100	108
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue, ETM	5.000%	8/1/25	190	194
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue, ETM	5.000%	8/1/25	510	521
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/44	365	366
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/49	50	53
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	150	126
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	50	32
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	285	280
[2]	San Mateo Union High School District GO, 6.450% coupon rate effective 9/1/28	0.000%	9/1/33	100	97
[2]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/41	250	265
[2]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	100	81
	San Ramon Valley CA Unified School District GO, Prere.	4.000%	8/1/25	120	122
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/49	190	193
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	215	116
	Santa Clara County CA GO	5.000%	8/1/28	10	11
	Santa Clara County CA GO	5.000%	8/1/31	70	74
	Santa Clara County CA GO	3.000%	8/1/35	135	132
	Santa Clara County CA GO	3.000%	8/1/36	110	106
	Santa Clara County CA GO	3.375%	8/1/37	50	48
	Santa Clara County CA GO	3.250%	8/1/39	5	5
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	200	188
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/1/45	100	99
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/47	200	167
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/49	35	29
	Santa Clara Unified School District GO	3.000%	7/1/35	65	62
	Santa Clara Unified School District GO	3.000%	7/1/36	120	112
	Santa Clara Unified School District GO	3.500%	7/1/42	50	48
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/28	115	126
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/30	15	17
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/33	190	226
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/34	215	255

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/35	15	18
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/36	75	88
	Santa Clara Valley Water District (Water Utility System Important Project) COP	4.000%	12/1/24	85	85
	Santa Clara Valley Water District Safe Clean Water Lease (Non-Terminable) Revenue	5.000%	8/1/47	45	50
	Santa Clara Valley Water District Safe Clean Water Revenue COP	5.000%	12/1/26	15	16
	Santa Monica-Malibu Unified School District (School Facilities Improvement Project) GO	2.250%	8/1/47	30	20
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/44	285	286
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/35	20	23
	Santa Rosa High School District GO	5.000%	8/1/53	10	11
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	2.375%	8/1/44	210	152
	Sequoia Union High School District GO	5.000%	8/1/30	90	103
	Sequoia Union High School District GO	3.000%	7/1/34	105	103
	Sequoia Union High School District GO	4.000%	7/1/52	100	99
	Sonoma County Junior College District GO	5.000%	8/1/41	25	26
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	65	66
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	10	10
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	25	25
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/27	130	131
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/34	25	30
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/35	5	6
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/39	30	35
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/53	250	281
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Flats Project)	5.000%	7/1/28	20	22
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/27	90	97
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/29	15	17
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/30	55	63
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/32	20	23
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/44	100	114
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/49	100	115
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/53	205	228
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/49	10	11
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	3.950%	9/3/24	300	300
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	4.000%	8/1/45	125	124
	Southwestern Community College District GO	4.000%	8/1/46	275	277
	Southwestern Community College District GO	4.000%	8/1/47	155	154
	Southwestern Community College District GO, Prere.	5.000%	8/1/25	125	128
	State Center Community College District GO	5.000%	8/1/47	75	83
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/45	30	30
[1]	Sweetwater Union High School District GO	3.375%	8/1/40	55	50
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project)	5.000%	1/1/25	10	10
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project)	5.000%	1/1/26	25	26
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project)	5.000%	1/1/27	50	53
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project)	5.000%	1/1/28	75	80
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	340	354
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	65	71
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/44	165	178
[1]	Twin Rivers Unified School District GO	0.000%	8/1/38	280	156
[1]	Twin Rivers Unified School District GO	0.000%	8/1/41	175	82
[1]	Twin Rivers Unified School District GO	3.375%	8/1/43	30	27
[1]	Twin Rivers Unified School District GO	0.000%	8/1/44	160	65
	University of California College & University Revenue	5.000%	5/15/25	10	10
	University of California College & University Revenue	5.000%	5/15/25	90	92
	University of California College & University Revenue	5.000%	5/15/25	50	51
	University of California College & University Revenue	5.000%	5/15/26	60	63
	University of California College & University Revenue	5.000%	5/15/26	130	132
	University of California College & University Revenue	5.000%	5/15/26	120	125
	University of California College & University Revenue	5.000%	5/15/26	140	146
	University of California College & University Revenue	5.000%	5/15/26	135	141
	University of California College & University Revenue	5.000%	5/15/27	40	43
	University of California College & University Revenue	5.000%	5/15/27	20	21
	University of California College & University Revenue	5.000%	5/15/27	40	43
	University of California College & University Revenue	5.000%	5/15/28	120	122
	University of California College & University Revenue	5.000%	5/15/28	35	38
	University of California College & University Revenue	5.000%	5/15/28	70	75
	University of California College & University Revenue	5.000%	5/15/28	155	170
	University of California College & University Revenue	5.000%	5/15/28	50	55

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	5.000%	5/15/29	35	39
University of California College & University Revenue	5.000%	5/15/29	125	140
University of California College & University Revenue	5.000%	5/15/29	10	11
University of California College & University Revenue	5.000%	5/15/29	20	22
University of California College & University Revenue	5.000%	5/15/29	195	219
University of California College & University Revenue	3.250%	5/15/30	15	15
University of California College & University Revenue	4.000%	5/15/30	15	16
University of California College & University Revenue	5.000%	5/15/30	65	69
University of California College & University Revenue	5.000%	5/15/30	70	73
University of California College & University Revenue	5.000%	5/15/30	20	23
University of California College & University Revenue	5.000%	5/15/30	50	57
University of California College & University Revenue	5.000%	5/15/31	260	264
University of California College & University Revenue	5.000%	5/15/31	50	57
University of California College & University Revenue	5.000%	5/15/31	80	92
University of California College & University Revenue	5.000%	5/15/31	150	173
University of California College & University Revenue	5.000%	5/15/31	50	58
University of California College & University Revenue	5.000%	5/15/32	50	54
University of California College & University Revenue	5.000%	5/15/32	210	236
University of California College & University Revenue	5.000%	5/15/32	155	181
University of California College & University Revenue	5.000%	5/15/32	355	414
University of California College & University Revenue	5.000%	5/15/32	10	12
University of California College & University Revenue	5.000%	5/15/33	10	11
University of California College & University Revenue	5.000%	5/15/33	70	72
University of California College & University Revenue	5.000%	5/15/33	25	29
University of California College & University Revenue	5.000%	5/15/33	125	148
University of California College & University Revenue	5.000%	5/15/33	130	153
University of California College & University Revenue	5.000%	5/15/33	85	100
University of California College & University Revenue	5.000%	5/15/33	25	30
University of California College & University Revenue	5.000%	5/15/33	320	378
University of California College & University Revenue	5.000%	5/15/34	60	62
University of California College & University Revenue	5.000%	5/15/34	50	59
University of California College & University Revenue	5.000%	5/15/34	115	137
University of California College & University Revenue	5.000%	5/15/34	160	191
University of California College & University Revenue	5.000%	5/15/35	20	21
University of California College & University Revenue	5.000%	5/15/35	15	16
University of California College & University Revenue	5.000%	5/15/35	235	274
University of California College & University Revenue	5.000%	5/15/35	400	467
University of California College & University Revenue	5.000%	5/15/35	210	248
University of California College & University Revenue	5.000%	5/15/35	40	47
University of California College & University Revenue	5.000%	5/15/35	175	207
University of California College & University Revenue	5.000%	5/15/36	65	68
University of California College & University Revenue	5.000%	5/15/36	15	17
University of California College & University Revenue	5.000%	5/15/36	220	256
University of California College & University Revenue	5.000%	5/15/36	100	118
University of California College & University Revenue	5.000%	5/15/36	180	189
University of California College & University Revenue	5.000%	5/15/36	45	53
University of California College & University Revenue	5.000%	5/15/37	100	105
University of California College & University Revenue	5.000%	5/15/37	55	59
University of California College & University Revenue	5.000%	5/15/37	75	86
University of California College & University Revenue	5.000%	5/15/37	30	35
University of California College & University Revenue	5.000%	5/15/37	100	118
University of California College & University Revenue	5.000%	5/15/37	110	129
University of California College & University Revenue	5.000%	5/15/38	110	117
University of California College & University Revenue	5.000%	5/15/38	140	164
University of California College & University Revenue	5.000%	5/15/38	250	293
University of California College & University Revenue	5.000%	5/15/39	185	215
University of California College & University Revenue	4.000%	5/15/40	125	128
University of California College & University Revenue	5.000%	5/15/40	50	58
University of California College & University Revenue	5.000%	5/15/41	160	165
University of California College & University Revenue	5.000%	5/15/41	15	16
University of California College & University Revenue	5.000%	5/15/41	50	58
University of California College & University Revenue	5.000%	5/15/42	15	17
University of California College & University Revenue	5.000%	5/15/42	200	230
University of California College & University Revenue	5.250%	5/15/42	50	52
University of California College & University Revenue	5.000%	5/15/43	15	16
University of California College & University Revenue	5.000%	5/15/43	25	27
University of California College & University Revenue	5.000%	5/15/43	115	130
University of California College & University Revenue	5.000%	5/15/43	70	80
University of California College & University Revenue	5.000%	5/15/43	185	211
University of California College & University Revenue	5.000%	5/15/44	160	182

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	4.000%	5/15/46	500	505
	University of California College & University Revenue	5.000%	5/15/46	100	102
	University of California College & University Revenue	4.000%	5/15/47	345	348
	University of California College & University Revenue	5.000%	5/15/47	65	67
	University of California College & University Revenue	5.250%	5/15/47	160	167
	University of California College & University Revenue	2.500%	5/15/50	50	34
	University of California College & University Revenue	4.000%	5/15/50	50	50
	University of California College & University Revenue	4.000%	5/15/51	100	100
	University of California College & University Revenue	5.000%	5/15/52	355	386
	University of California College & University Revenue	5.000%	5/15/54	80	88
	University of California College & University Revenue	5.250%	5/15/58	25	26
	University of California College & University Revenue (Limited Project)	5.000%	5/15/25	200	203
	University of California College & University Revenue (Limited Project)	5.000%	5/15/26	630	641
	University of California College & University Revenue (Limited Project)	5.000%	5/15/27	100	102
	University of California College & University Revenue (Limited Project)	5.000%	5/15/27	45	48
	University of California College & University Revenue (Limited Project)	5.000%	5/15/28	100	101
	University of California College & University Revenue (Limited Project)	5.000%	5/15/28	60	66
	University of California College & University Revenue (Limited Project)	5.000%	5/15/31	15	16
	University of California College & University Revenue (Limited Project)	5.000%	5/15/33	60	63
	University of California College & University Revenue (Limited Project)	5.000%	5/15/34	210	221
	University of California College & University Revenue (Limited Project)	5.000%	5/15/34	130	148
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	105	109
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	35	37
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	15	17
	University of California College & University Revenue (Limited Project)	4.000%	5/15/36	10	10
	University of California College & University Revenue (Limited Project)	4.000%	5/15/36	20	21
	University of California College & University Revenue (Limited Project)	4.000%	5/15/36	75	75
	University of California College & University Revenue (Limited Project)	5.000%	5/15/37	20	21
	University of California College & University Revenue (Limited Project)	4.000%	5/15/39	500	519
	University of California College & University Revenue (Limited Project)	5.000%	5/15/39	10	11
	University of California College & University Revenue (Limited Project)	4.000%	5/15/41	100	102
	University of California College & University Revenue (Limited Project)	5.000%	5/15/42	400	415
	University of California College & University Revenue (Limited Project)	5.000%	5/15/43	95	100
	University of California College & University Revenue (Limited Project)	4.000%	5/15/46	425	420
	University of California College & University Revenue (Limited Project)	5.000%	5/15/46	460	502
	University of California College & University Revenue (Limited Project)	4.000%	5/15/47	45	45
	University of California College & University Revenue (Limited Project)	5.000%	5/15/47	175	181
	University of California College & University Revenue (Limited Project)	4.000%	5/15/48	115	115
	University of California College & University Revenue (Limited Project)	3.000%	5/15/51	165	135
	University of California College & University Revenue (Limited Project)	4.000%	5/15/51	100	98
	University of California College & University Revenue (Limited Project)	5.000%	5/15/52	55	57
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	3.850%	9/3/24	645	645
	University of Cincinnati College & University Revenue	5.000%	5/15/29	90	101
	Ventura County Community College District GO, Prere.	5.000%	8/1/25	135	138
	Ventura County Community College District GO, Prere.	5.000%	8/1/25	55	56
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	80	85
[8]	Vista Unified School District GO	5.250%	8/1/48	125	140
[10]	West Contra Costa Unified School District GO	0.000%	8/1/27	75	69
[1]	West Contra Costa Unified School District GO	3.000%	8/1/45	50	42
	West Contra Costa Unified School District GO	5.000%	8/1/45	100	101
	West Contra Costa Unified School District GO	4.000%	8/1/54	155	151
	West Contra Costa Unified School District GO	4.000%	8/1/54	20	20
	William S Hart Union High School District GO	3.500%	8/1/38	205	205
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	170	174

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Yosemite Community College District GO, Prere.	5.000%	8/1/25	95	97
Total Tax-Exempt Municipal Bonds (Cost $207,451)				208,710
Total Investments (101.2%) (Cost $207,451)				208,710
Other Assets and Liabilities—Net (-1.2%)				(2,511)
Net Assets (100%)				206,199
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Step bond.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Scheduled principal and interest payments are guaranteed by bank letter of credit.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2024.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, the aggregate value was $1,800,000, representing 0.9% of net assets.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2024, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.